Offerings - Offering: 1	Jul. 28, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Amount Registered | shares	7,939,544
Proposed Maximum Offering Price per Unit | $ / shares	14.14
Maximum Aggregate Offering Price	$ 112,265,152.16
Fee Rate	0.01381%
Amount of Registration Fee	$ 15,503.82
Offering Note

(1)
Proposed maximum offering price per unit estimated in accordance with Rule 457(c) under the Securities Act of 1933, as amended, solely for the purpose of calculating the registration fee based on the average of the high and low trading prices of the Registrant's common stock reported by the New York Stock Exchange on July 24, 2026.